Cash and cash equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 210,378	$ 327,233
Legg Mason - Western Asset Institutional Cash Reserves [Member]
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	107,625	181,155
JP Morgan US dollar Liquidity Fund Institutional [Member]
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 102,753	$ 146,078